SUPPLEMENTAL CASH FLOW INFORMATION - Changes ins Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Trade and other receivables	$ 16,509	$ (58,525)
Other current assets	(10,649)	(7,819)
Inventories	79,103	(10,872)
Accounts payable and accrued liabilities	(17,072)	15,801
Reclamation and closure cost provision - current	(4,832)	(3,493)
Net change in operating asses and liabilities	$ 63,059	$ (64,908)	[1]

[1]	See note 2(r)